Quarterly Holdings Report
for

Fidelity® California Limited Term Tax-Free Bond Fund

November 30, 2019

CSI-QTLY-0120
1.824280.114

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.2%
	Principal Amount	Value
California - 92.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2011 A, 5% 8/1/22	$1,655,000	$1,765,041
Series 2012 A, 4% 8/1/21	1,200,000	1,260,780
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/20	1,730,000	1,786,587
5% 10/1/21	2,725,000	2,919,320
Series 2016 A:
4% 10/1/21	1,250,000	1,306,113
4% 10/1/23	850,000	924,732
5% 10/1/22	1,250,000	1,368,813
Azusa Unified School District Series 2002, 0% 7/1/26 (FSA Insured)	1,125,000	997,414
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 E, 2%, tender 4/1/21 (a)	3,000,000	3,024,660
Series A, 2.95%, tender 4/1/26 (a)	9,000,000	9,761,040
Series B, 2.85%, tender 4/1/25 (a)	7,000,000	7,510,860
Series C, 2.1%, tender 4/1/22 (a)	7,000,000	7,122,850
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/21	1,890,000	1,921,714
California Gen. Oblig.:
Bonds 4%, tender 12/1/21 (a)	4,000,000	4,173,920
Series 2011, 5% 9/1/21	6,080,000	6,504,931
Series 2012, 5% 2/1/22	3,860,000	4,188,332
Series 2013, 5% 2/1/21	15,000	15,701
Series 2014, 4% 5/1/23	2,440,000	2,679,047
Series 2015, 5% 8/1/24	1,795,000	2,107,545
Series 2017, 5% 8/1/23	8,150,000	9,294,994
Series 2019:
5% 10/1/22	7,000,000	7,774,340
5% 10/1/25	5,720,000	6,935,443
5% 4/1/31	1,000,000	1,333,520
5% 4/1/32	1,000,000	1,354,790
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 5% 11/15/21	1,450,000	1,550,993
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	12,195,000	12,629,264
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,000,000	5,078,750
Series 2016 B1, 1.25%, tender 10/1/20 (a)	9,545,000	9,554,373
Series 2016 B2, 4%, tender 10/1/24 (a)	6,000,000	6,753,840
Series 2019 B, 5%, tender 10/1/27 (a)	5,300,000	6,651,606
Series 2019 C, 5%, tender 10/1/25 (a)	7,000,000	8,421,910
Series 2011 A, 5.25% 3/1/23	310,000	325,488
Series 2014 A:
5% 10/1/21	500,000	536,600
5% 10/1/22	1,650,000	1,835,955
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
(Los Angeles County Museum of Art Proj.) Series 2017, 1 month U.S. LIBOR + 0.650% 1.851%, tender 2/1/21 (a)(b)	5,000,000	5,007,250
Series 2018 D, 1 month U.S. LIBOR + 0.380% 1.572%, tender 8/1/21 (a)(b)	7,000,000	6,993,140
California Mun Fin Auth Student Hsg (CHF-Davis I, LLC - West Village Student Housing Proj.) Series 2018, 5% 5/15/23	1,000,000	1,123,750
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/21	900,000	954,513
5% 6/1/30	2,650,000	3,323,365
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/20	305,000	314,384
5% 10/1/21	375,000	399,975
5% 10/1/22	1,020,000	1,122,316
5% 10/1/23	1,230,000	1,392,409
5% 10/1/24	370,000	429,788
5% 10/1/25	1,210,000	1,439,343
5% 10/1/26	355,000	430,583
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,335,520
5% 5/15/24	910,000	1,066,420
5% 5/15/26	360,000	442,656
5% 5/15/27	350,000	439,796
(Institute On Aging Proj.) Series 2017:
5% 8/15/21	225,000	240,487
5% 8/15/23	225,000	257,456
5% 8/15/24	285,000	336,591
5% 8/15/25	985,000	1,198,046
5% 8/15/26	275,000	343,343
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/20	200,000	203,886
5% 6/1/21	550,000	582,043
5% 6/1/22	625,000	683,263
5% 6/1/23	700,000	788,704
5% 6/1/25	1,250,000	1,485,788
5% 6/1/28	390,000	480,359
Series 2017 A:
5% 11/1/23	450,000	505,697
5% 7/1/24	1,400,000	1,608,614
5% 7/1/25	750,000	881,498
5% 11/1/25	745,000	874,660
5% 7/1/26	1,000,000	1,197,760
5% 7/1/27	800,000	972,088
Series 2017 B:
5% 7/1/24	1,440,000	1,654,574
5% 1/1/25	1,230,000	1,431,007
5% 7/1/26	500,000	598,880
5% 7/1/27	640,000	777,670
Series 2018:
5% 10/1/20	325,000	334,863
5% 10/1/21	250,000	266,320
5% 10/1/22	475,000	521,811
5% 10/1/23	225,000	254,171
5% 10/1/24	275,000	318,742
5% 10/1/25	275,000	326,114
5% 10/1/26	300,000	362,580
Series 2019 A:
5% 4/1/26	650,000	789,393
5% 4/1/27	1,285,000	1,595,148
5% 4/1/28	2,000,000	2,516,860
5% 4/1/29	3,000,000	3,835,050
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 1.3%, tender 1/2/20 (a)	7,500,000	7,500,467
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/20	260,000	266,107
4% 11/15/23	295,000	321,810
4% 11/15/25	630,000	709,493
4% 11/15/28	710,000	816,429
California Muni. Fin. Auth. Student Hsg.:
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/24	1,200,000	1,383,648
5% 5/15/25	3,400,000	4,011,218
5% 5/15/26	3,000,000	3,610,500
5% 5/15/27	3,000,000	3,674,430
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/22	710,000	773,950
5% 5/15/23	950,000	1,067,221
5% 5/15/24	2,265,000	2,611,636
5% 5/15/27	750,000	918,608
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/23 (Build America Mutual Assurance Insured)	400,000	451,232
5% 5/15/24 (Build America Mutual Assurance Insured)	345,000	400,545
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 1.25%, tender 2/3/20 (a)(c)	4,655,000	4,655,223
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	7,412,160
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,052,480
(Various Cap. Projs.):
Series 2011 A, 5% 10/1/21	4,230,000	4,534,052
Series 2012 A:
5% 4/1/20	1,800,000	1,823,412
5% 4/1/24	9,690,000	10,536,615
Series 2012 G:
5% 11/1/21	1,500,000	1,612,695
5% 11/1/25	5,500,000	6,097,410
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/23	9,955,000	10,710,983
Series 2014 B:
5% 10/1/21	1,000,000	1,071,880
5% 10/1/22	1,225,000	1,359,419
Series 2014 C:
5% 10/1/21	1,355,000	1,452,397
5% 10/1/22	1,000,000	1,109,730
California State Univ. Rev.:
Bonds 4%, tender 11/1/23 (a)	5,000,000	5,466,950
Series 2020 A:
5% 11/1/22 (d)	2,585,000	2,852,651
5% 11/1/23 (d)	1,500,000	1,709,445
5% 11/1/24 (d)	1,500,000	1,762,110
5% 11/1/25 (d)	1,000,000	1,208,020
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/20	575,000	584,798
5% 5/15/21	825,000	869,806
5% 5/15/22	1,000,000	1,085,520
5% 5/15/23	2,375,000	2,655,250
5% 5/15/24	1,000,000	1,146,980
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/22	500,000	535,885
5% 1/1/23	500,000	551,860
5% 1/1/24	600,000	679,734
5% 1/1/25	1,075,000	1,247,269
5% 1/1/26	1,040,000	1,231,797
5% 1/1/27	1,900,000	2,290,811
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,181,272
5% 7/1/25	625,000	741,163
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/25	6,000,000	6,112,500
Series 2014 B:
5% 7/1/23	870,000	980,438
5% 7/1/24	750,000	868,943
Series 2016:
5% 10/1/22	725,000	793,484
5% 10/1/24	2,030,000	2,344,711
5% 10/1/25	1,010,000	1,195,254
Series 2017 A, 3% 11/1/22 (c)	1,265,000	1,285,695
Series 2018:
5% 7/1/21	300,000	317,616
5% 7/1/23	300,000	338,082
Chula Vista Elem School Dish Series 2019, 0% 8/1/23	6,500,000	6,231,420
Corona-Norco Unified School District Series 2013 A:
5% 9/1/20	1,285,000	1,322,520
5% 9/1/22	500,000	551,715
Eastern California Muni. Wtr. District Wtr. and Wasterwater Bonds Series 2018 C, SIFMA Municipal Swap Index + 0.250% 1.35%, tender 10/1/21 (a)(b)	7,000,000	6,997,270
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,033,650
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	561,079
5% 9/1/22	1,295,000	1,431,169
El Dorado Irr. Distr. Rev. Series 2016 A:
4% 3/1/20	500,000	503,707
5% 3/1/22	500,000	544,135
5% 3/1/23	500,000	563,140
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	468,350
5% 9/1/23	1,000,000	1,136,410
5% 9/1/24	1,000,000	1,171,000
Series 2016:
4% 9/1/21	1,130,000	1,173,268
4% 9/1/23	1,500,000	1,616,685
4% 9/1/25	1,915,000	2,124,022
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,141,249
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,559,830
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,687,672
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,462,890
5% 7/1/22	900,000	993,159
5% 7/1/23	750,000	857,078
5% 7/1/24	1,000,000	1,179,510
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,083,438
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,608,483
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,271,189
Gilroy School Facilities Fing. (Gilroy Calif Unified School District Proj.) Series 2013, 4% 8/1/22 (Escrowed to Maturity)	40,000	43,220
Golden Empire Schools Fing. Auth. Lease Rev. (Kern High School District Projs.) Series 2018:
4% 5/1/20	1,000,000	1,012,060
5% 5/1/21	6,650,000	7,016,881
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,000,000	4,375,250
Series 2013 A, 5% 6/1/21	5,000,000	5,287,150
Series 2017 A1:
5% 6/1/21	1,000,000	1,051,990
5% 6/1/22	1,000,000	1,084,230
5% 6/1/23	1,000,000	1,114,640
Series A, 0% 6/1/24 (AMBAC Insured)	7,000,000	6,551,650
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/20	670,000	694,365
5% 11/1/21	455,000	489,453
5% 11/1/22	745,000	828,194
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/20	1,000,000	1,022,417
5% 9/2/20	800,000	823,872
5% 9/2/22	750,000	828,293
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	515,131
5% 9/1/21	615,000	658,314
5% 9/1/22	615,000	682,318
5% 9/1/23	1,205,000	1,381,761
Series 2013 A:
5% 9/1/21	1,000,000	1,070,070
5% 9/1/22	2,000,000	2,216,620
5% 9/1/23	1,500,000	1,717,650
Long Beach Unified School District Series D1, 0% 8/1/29	1,915,000	1,454,883
Los Angeles Cmnty. College District Series 2016 I, 4% 8/1/24	700,000	793,954
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 3/1/21	500,000	525,370
5% 9/1/21	1,270,000	1,358,532
5% 3/1/22	1,000,000	1,089,440
(Disney Parking Proj.) 0% 3/1/20	3,205,000	3,195,237
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21	5,055,000	5,310,176
Series 2014 A, 5% 5/1/23	475,000	537,919
Series 2014 B, 5% 5/1/23	200,000	226,492
Los Angeles Unified School District Series A, 5% 7/1/25	3,205,000	3,855,839
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,720,484
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,800,799
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,880,190
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,221,570
0% 8/1/24	2,700,000	2,523,933
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	894,897
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,782,487
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,268,986
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000,000	10,954,700
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,273,260
5% 8/1/24	1,900,000	2,221,404
5% 8/1/24 (FSA Insured)	2,020,000	2,366,713
Series 2016, 5% 8/1/29	940,000	1,140,793
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,583,635
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,231,622
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,255,000	2,081,929
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,000,000	828,620
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	335,562
5% 11/1/24	300,000	343,896
5% 11/1/25	350,000	409,847
5% 11/1/26	475,000	565,160
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,341,980
5% 11/1/26	1,875,000	2,232,225
Perris Union High School District Series A, 5% 9/1/22 (FSA Insured)	625,000	693,413
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,649,368
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	5,017,084
5% 6/15/24	2,440,000	2,871,612
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	1,906,905
Poway Unified School District Pub. Fing.:
4% 9/1/20	1,170,000	1,190,236
4% 9/15/20	340,000	348,205
4% 9/15/21	325,000	342,722
5% 9/1/21	1,230,000	1,300,221
5% 9/1/22	990,000	1,076,031
5% 9/1/23	1,345,000	1,500,993
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (a)	25,000,000	25,706,736
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/20 (FSA Insured)	1,175,000	1,209,665
5% 9/1/21 (FSA Insured)	1,000,000	1,067,900
5% 9/1/22 (FSA Insured)	1,400,000	1,549,212
Richmond Wastewtr. Rev. Series 2019 B:
5% 8/1/22	300,000	331,695
5% 8/1/23	940,000	1,074,251
5% 8/1/24	730,000	860,385
5% 8/1/25	1,925,000	2,336,430
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,481,562
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,387,016
5% 8/1/24	1,500,000	1,766,415
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	240,000	249,350
Series 1993 B, 5.4% 11/1/20	540,000	561,743
Sacramento City Unified School District:
Series 2007, 0% 7/1/27 (FSA Insured)	1,455,000	1,233,229
Series 2014, 5% 7/1/25	50,000	56,971
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/22	275,000	302,500
5% 7/1/23	430,000	488,785
5% 7/1/24	550,000	644,688
Series 2018 B:
5% 7/1/22	1,000,000	1,100,000
5% 7/1/23	1,000,000	1,136,710
5% 7/1/24	1,000,000	1,172,160
Series 2018 D:
5% 7/1/21	700,000	743,148
5% 7/1/22	300,000	329,760
5% 7/1/23	500,000	567,790
5% 7/1/24	400,000	468,280
Sacramento Muni. Util. District Elec. Rev. Bonds Series 2019 B, 5%, tender 10/15/25 (a)	3,000,000	3,597,780
Sacramento TOT Rev. Series A, 5% 6/1/26	900,000	1,104,678
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,225,774
5% 8/1/22 (FSA Insured)	1,500,000	1,655,550
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	2,495,000	2,528,084
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/21	1,000,000	1,061,150
5% 7/1/22	1,500,000	1,649,190
5% 7/1/24	1,415,000	1,658,606
5% 7/1/26	1,450,000	1,793,505
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	6,670,000	7,285,174
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,558,223
5% 10/15/25	1,605,000	1,960,299
San Francisco City & County Redev. Agcy. Successor (San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/21	1,000,000	1,067,440
5% 8/1/22	175,000	193,685
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	358,254
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	169,325
5% 8/1/21 (FSA Insured)	150,000	159,678
5% 8/1/23 (FSA Insured)	400,000	454,960
5% 8/1/24 (FSA Insured)	750,000	879,473
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,209,692
Series 2013 A, 4% 6/1/21	1,000,000	1,045,760
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,059,587
5% 10/1/23	900,000	1,036,269
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,149,979
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/21	7,045,000	7,506,307
5% 7/15/22	3,425,000	3,782,844
5% 7/15/23	3,440,000	3,932,230
San Mateo Unified School District (Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,799,052
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/20 (FSA Insured)	1,000,000	1,020,516
5% 6/15/21 (FSA Insured)	500,000	529,410
5% 6/15/22 (FSA Insured)	1,000,000	1,096,740
5% 6/15/23 (FSA Insured)	630,000	712,303
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
4% 4/1/20	500,000	504,989
5% 4/1/21	1,025,000	1,079,766
5% 4/1/23	1,125,000	1,270,935
5% 4/1/25	1,250,000	1,502,813
Santa Monica Pub. Fin. Rev.:
(Santa Monica Calif Proj.) Series 2017, 5% 7/1/22	400,000	441,404
Series 2011 A, 4% 6/1/20	770,000	781,749
South Bay Union School District Series 2019, 0% 8/1/22	2,230,000	2,144,301
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/21	750,000	800,700
5% 8/15/22	750,000	815,333
Southern California Pub. Pwr. Auth. Rev. Bonds (Canyon Pwr. Proj.) Series 2018 A, 2.25%, tender 5/1/21 (a)	9,000,000	9,078,750
Stockton Pub. Fing. Auth. Wastewtr. Series 2019, 1.4% 6/1/22	3,000,000	2,996,670
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/23	650,000	742,352
5% 10/1/24	700,000	823,109
5% 10/1/25	750,000	906,555
5% 10/1/26	1,000,000	1,236,890
5% 10/1/27	1,000,000	1,262,590
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,610,452
Series 2012:
5% 7/1/21 (FSA Insured)	1,200,000	1,272,600
5% 7/1/22 (FSA Insured)	1,220,000	1,340,036
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.):
Series 2016 A:
5% 9/1/21 (FSA Insured)	1,025,000	1,091,656
5% 9/1/22 (FSA Insured)	3,370,000	3,707,977
5% 9/1/23 (FSA Insured)	3,000,000	3,398,610
Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,065,030
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/23	1,000,000	1,123,080
Turlock Irrigation District Rev. Series 2020:
5% 1/1/23 (d)	4,315,000	4,666,155
5% 1/1/24 (d)	4,530,000	5,054,076
5% 1/1/25 (d)	4,760,000	5,471,382
5% 1/1/26 (d)	4,995,000	5,894,799
Univ. of California Revs. Bonds Series 2016 AT, 1.4%, tender 5/15/21 (a)	6,800,000	6,826,928
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/22	450,000	479,525
5% 1/1/23	450,000	492,264
5% 1/1/24	1,150,000	1,288,322
5% 1/1/26	500,000	584,670
5% 1/1/28	1,000,000	1,207,260
Vacaville Unified School District Series 2015 A, 5% 8/1/20	200,000	205,390
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	250,793
5% 1/1/21	250,000	260,968
5% 1/1/22	350,000	378,494
Washington Township Health Care District Rev. Series 2019 A:
5% 7/1/20	400,000	408,651
5% 7/1/21	500,000	528,435
5% 7/1/22	645,000	702,947
5% 7/1/23	715,000	802,037
5% 7/1/24	500,000	575,695
5% 7/1/25	500,000	588,245
5% 7/1/26	550,000	658,768
5% 7/1/27	600,000	729,540
West Contra Costa Unified School District Series 2014 A:
4% 8/1/21	1,355,000	1,423,861
5% 8/1/22	575,000	635,749
5% 8/1/23	1,500,000	1,715,385
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2016 A, 1.5%, tender 10/1/20 (a)	5,500,000	5,508,286
Wiseburn Unified School District Series 2015 B, 5% 8/1/21	1,690,000	1,803,669

TOTAL CALIFORNIA		690,991,164

Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,544,132
TOTAL MUNICIPAL BONDS
(Cost $675,277,960)		692,535,296

Municipal Notes - 10.8%
California - 10.8%
1500 Mission Urban Hsg. LP Participating VRDN Series DBE 80 38, 1.45% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	7,000,000	$7,000,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	800,000	800,000
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,760,000	1,760,000
California Gen. Oblig. Participating VRDN:
Series Floaters XF 10 38, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,500,000	2,500,000
Series Spears DB 80 18, 1.25% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	6,865,000	6,865,000
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,400,000	1,400,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 00 48, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	5,000,000	5,000,000
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 2008 B, 0.8% 12/2/19, VRDN (a)	4,900,000	4,900,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters XF 10 82, 1.45% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	5,000,000	5,000,000
Dignity Health Participating VRDN Series DBE 80 11, 1.32% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	5,300,000	5,300,000
Hbr. Park Apts. Lp Participating VRDN Series Spears DBE 80 14, 1.45% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,200,000	2,200,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A5, 0.67% 12/2/19 (Liquidity Facility Bank of America NA), VRDN (a)	1,200,000	1,200,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Participating VRDN Series DB 8028, 1.25% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	10,000,000	10,000,000
Series 2019 A1, 0.67% 12/2/19 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	9,500,000	9,500,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	10,000,000	10,000,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,820,000	2,820,000
Univ. of California Revs.:
Participating VRDN Series Floaters XG 00 61, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,250,000	2,250,000
Series A, 1.3% 12/17/19, CP	3,000,000	3,000,544
TOTAL MUNICIPAL NOTES
(Cost $81,495,000)		81,495,544
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $756,772,960)		774,030,840
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(22,903,414)
NET ASSETS - 100%		$751,127,426

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,940,918 or 0.8% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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